CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 12,305,290	$ 9,565,032	$ 5,730,519
Adjustments to reconcile net income to net cash provided by operating activities:
Bad debt (recoveries)/expenses	(220,255)	660,640	(31,313)
Impairment loss on property, plant and equipment	0	0	4,081
Depreciation	1,167,908	693,045	506,434
Amortization	30,406	10,191	8,795
Deferred income taxes	(685,980)	235,411	(15,290)
Prepaid expenses	281,206	(90,283)	0
Share issued to management	46,255	0	0
Fair value of contributed common stock for advisory services	0	211,571	8,984
Unpaid Interest expense on convertible notes	28,109	4,267	0
Changes in assets and liabilities:
Decrease/(increase) in bank checks and commercial paper	0	1,949,419	(351,798)
Decrease/(increase) in accounts receivable	(433,048)	(3,983,248)	884,956
Decrease/(increase) in inventory	(17,047,792)	(4,371,691)	3,484,721
Decrease/(increase) in prepayment	637,243	1,264,985	(620,250)
Decrease in other receivables	(37,971)	58,830	244,367
Increase in governmental subsidy, net	3,071,738	(1,358,679)	(484,093)
Decrease/(increase) in due from/to related parties	79,879	2,459,171	(1,048,002)
Increase/(decrease) in accounts payable	2,392,825	857,584	(149,159)
Decrease in accrued expenses and other payables	(228,264)	(263,792)	(548,092)
Increase/(decrease) in taxes payable	249,230	(2,253,455)	(4,310,506)
Increase/(decrease) in deferred revenue	194,228	(259,140)	162,204
Net cash provided by operating activities	1,831,007	5,389,858	3,476,558
Cash Flows from Investing Activities
Acquisition of investment in subsidiaries, net of cash acquired	0	(6,607,413)	0
Net cash inflow from acquisition of a subsidiary	0	482	0
Purchase of property, plant and equipment	(188,613)	(2,862,895)	(872,962)
Net cash used in investing activities	(188,613)	(9,469,826)	(872,962)
Cash Flows from Financing Activities
Proceeds from bank loans	1,392,800	5,480,286	4,043,601
Payments on bank loans	(3,714,135)	(6,069,920)	(4,043,601)
Payments on loans from local government	0	0	(295,321)
Gross proceeds from issue of convertible notes	0	6,418,293	0
Net cash used in financing activities	(2,321,335)	5,828,659	(295,321)
Net increase in cash and cash equivalents	(678,941)	1,748,691	2,308,275
Effects of foreign currency conversion on cash	1,543,752	92,722	1,707
Cash and cash equivalents beginning of year/period	4,162,069	2,320,656	10,674
Cash and cash equivalents end of year/period	5,026,880	4,162,069	2,320,656
Supplemental Disclosures of Cash Flow Information
Income taxes	4,974,504	5,481,979	1,526,428
Convertible Debt [Member]
Supplemental Disclosures of Cash Flow Information
Interest Paid	564,245	48,273	0
Bank Loans [Member]
Supplemental Disclosures of Cash Flow Information
Interest Paid	$ 133,596	$ 180,062	$ 310,895